Intangible assets - Other intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets - Other intangible assets
Intangible assets - Other intangible assets

17.  Intangible assets - Other intangible assets

a)   Changes

The changes in Other intangible assets in the consolidated balance sheet were as follows:

Intangible Assets
with Finite Useful Life

Cost:
Balances at January 1, 2021	19,237
Additions	3,371
Disposals	(344)
Balances at December 31, 2021	22,264
Additions	3,940
Disposals	—
Balances at December 31, 2022	26,204

Accumulated amortization and impairment:
Balances at January 1, 2021	(12,364)
Additions	(2,566)
Disposals	343
Balances at December 31, 2021	(14,587)
Additions	(2,670)
Disposals	—
Balances at December 31, 2022	(17,257)
Balances at December 31, 2021	7,677
Balances at December 31, 2022	8,947

b)   Breakdown

The breakdown of Other intangible assets in the consolidated balance sheet is as follows:

	Estimated		Accumulated	Carrying
	Useful Life	Cost	Amortization	Amount
IT developments	3 years	22,176	(14,536)	7,640
Others	10 years	88	(51)	37
Balances at December 31, 2021		22,264	(14,587)	7,677

IT developments	3 years	26,117	(17,198)	8,919
Others	10 years	87	(59)	28
Balances at December 31, 2022		26,204	(17,257)	8,947

As of December 31, 2021 and 2022, there are no intangible assets with restricted title or intangible assets pledged as security for liabilities.